SHARE-BASED PAYMENTS - Exercise Price Range of Outstanding Share Options (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	12,085	19,971	21,776
Options Exercisable (in shares)	7,587
Weighted average remaining life (in years)	4 years
$26.83 – $35.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	2,115
Options Exercisable (in shares)	809
Weighted average remaining life (in years)	5 years
$35.26 – $41.08
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	2,464
Options Exercisable (in shares)	739
Weighted average remaining life (in years)	5 years
$41.09 – $43.76
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	2,546
Options Exercisable (in shares)	1,654
Weighted average remaining life (in years)	3 years
$43.77 – $47.27
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	2,593
Options Exercisable (in shares)	2,076
Weighted average remaining life (in years)	4 years
$47.28 – $49.78
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number outstanding (in shares)	2,367
Options Exercisable (in shares)	2,309
Weighted average remaining life (in years)	3 years
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares	$ 48.62
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options | $ / shares		$ 40.17